Stock Awards (Restricted Equity Awards Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Vesting Based On Service [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested awards at beginning of the year, Shares	962,350	828,106
Awarded, Shares	277,680	441,134
Vested, Shares	(454,323)	(299,167)
Forfeited, Shares	(2,402)	(7,723)
Nonvested awards at end of year, Shares	783,305	962,350
Nonvested awards at beginning of the year, Weighted Average Value at Award Date	$ 10.22	$ 12.24
Awarded, Weighted Average Value at Award Date	$ 10.39	$ 6.30
Vested, Weighted Average Value at Award Date	$ 9.97	$ 10.08
Forfeited, Weighted Average Value at Award Date	$ 8.66	$ 8.16
Nonvested awards at end of year, Weighted Average Value at Award Date	$ 10.43	$ 10.22
Vesting Based On Market/Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested awards at beginning of the year, Shares	1,301,088	1,380,375
Awarded, Shares	182,600
Vested, Shares	(175,279)	(79,287)
Forfeited, Shares	(480,000)
Nonvested awards at end of year, Shares	828,409	1,301,088
Nonvested awards at beginning of the year, Weighted Average Value at Award Date	$ 6.90	$ 7.15
Awarded, Weighted Average Value at Award Date	$ 9.25
Vested, Weighted Average Value at Award Date	$ 10.64	$ 11.29
Forfeited, Weighted Average Value at Award Date	$ 3.31
Nonvested awards at end of year, Weighted Average Value at Award Date	$ 8.70	$ 6.90